Description of Organization and Business Operations	12 Months Ended
Dec. 31, 2021
Description of Organization and Business Operations
Note 1 – Nature of Operations and Basis of Presentation
Fast Radius Operations,
Inc., which was incorporated in the United States in 2017 (“Fast Radius” or the “Company”), is a cloud manufacturing and digital supply chain company. The Fast Radius solution combines a proprietary software platform with physical infrastructure to enable accelerated product development and digital tools for product engineers.
The Company is headquartered in Chicago, Illinois, with additional operating locations in Atlanta, Georgia; Louisville, Kentucky; and Singapore. The Company’s operations in Louisville, Kentucky are located within the Worldport facility of United Parcel Service, Inc. (“UPS”), enabling parts to be produced and shipped late into the evening for overnight distribution around the world. The Company has an operating subsidiary located in Singapore.
On July 18, 2021, ECP Environmental Growth Opportunities Corp., a Delaware corporation (“ENNV”), and ENNV Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of ENNV (“Merger Sub”), entered into an Agreement and Plan of Merger (as it was amended, supplemented or otherwise modified from time to time in accordance with its terms, the “Merger Agreement”) with Fast Radius, pursuant to which Merger Sub will merge with and into Fast Radius, with Fast Radius surviving the merger as a wholly owned subsidiary of ENNV (the “Merger” and, together with the other transactions contemplated by the Merger Agreement, the “Business Combination”).
On February 4, 2022, pursuant to the Merger Agreement, Fast Radius consummated the Business Combination. Subject to the terms of the Merger Agreement, all of the issued and outstanding shares of Fast Radius were converted into an aggregate of (i) 65,000,000 shares of Common Stock, par value $0.0001 per share, of ENNV at a deemed value of $10.00 per share (including 11,196,271 shares of Common Stock underlying exchanged options, vested RSUs and exchanged RSUs) and (ii) the contingent right to receive during the earnout period certain additional shares of the Company’s common stock as specified in the Merger Agreement (the “Merger Earnout Shares”), in two equal tranches of 5,000,000 shares of the Company’s Common Stock, upon the satisfaction of certain price targets set forth in the Merger Agreement. The transaction provided all holders of the Company’s Common Stock with shares of Common Stock of the continuing public company. Upon close of the Business Combination, ENNV changed its name to Fast Radius, Inc. and the Company changed its name to Fast Radius Operations, Inc. As of December 31, 2021, the Company capitalized $3.6 million in direct and incremental equity issuance-related transaction costs within prepaid expenses and other current assets on the consolidated balance sheet, of which $3.1 million was not yet paid as of December 31, 2021 and was presented within accrued and other liabilities on the consolidated balance sheet.
The Company’s basis of presentation within these consolidated financial statements do not reflect any adjustment as a result of the Merger closing. The Merger will be accounted for as a reverse recapitalization. Under this method of accounting, Fast Radius will be treated as the accounting acquirer for financial reporting purposes. Refer to Note 15 for further information regarding the Business Combination.
Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). No transactions have been recorded to accumulated other comprehensive income or loss through December 31, 2021.

Principles of Consolidation
The Company’s consolidated financial statements reflect its financial statements and those of its wholly owned subsidiary. All intercompany transactions and balances have been eliminated in consolidation.
Risks and Uncertainties
The Company is subject to a number of risks similar to those of other companies of similar size in its industry, including, but not limited to, the need for successful development of products, new customer acquisition, the need for additional funding, competition from substitute products and services from larger companies, protection of proprietary technology, dependence on key individuals, and risks associated with changes in information technology. The Company has financed its operations through issuances of debt and preferred stock since inception. The Company’s long-term success is dependent upon its ability to successfully market its products and services; grow revenue; control operating costs and expenses; meet its obligations; obtain additional capital when needed; and, ultimately, achieve profitable operations.
COVID-19
Impact
In March 2020, the World Health Organization declared the outbreak of the new strain of the coronavirus
(“COVID-19”)
to be a pandemic. The
COVID-19
pandemic is having widespread, rapidly evolving, and unpredictable impacts on global society, economies, financial markets, and business practices. Federal and state governments have implemented measures in an effort to contain the virus, including social distancing, travel restrictions, border closures, limitations on public gatherings, work from home, supply chain logistical changes, and closure of non-essential
businesses. To protect the health and well-being of its employees, suppliers, and customers, the Company has made substantial modifications to employee travel policies, implemented office closures as employees are advised to work from home, and cancelled or shifted its conferences and other events to virtual-only through the date of these consolidated financial statements. The
COVID-19
pandemic has impacted and may continue to impact the Company’s business operations, including its employees, customers, partners, and communities, and there is substantial uncertainty in the nature and degree of the pandemic’s continued effects over time.
COVID-19
and other similar outbreaks, epidemics or pandemics could have a material adverse effect on the Company’s business, financial condition, results of operations, cash flows and prospects as a result of any of the risks described above and other risks that the Company is not able to predict.
Going Concern Consideration
The accompanying consolidated financial statements are prepared in accordance with generally accepted accounting principles applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.
Since inception, the Company has generated recurring losses which have resulted in an accumulated deficit of $123.3 million and $55.4 million as of December 31, 2021 and December 31, 2020, respectively, and expects to incur additional losses in the future. The Company is still in the growth stage of its business and expects to continue to make substantial investments in its business, including in the expansion of its product portfolio and research and development, sales and marketing teams, in addition to incurring additional costs as a result of being a public company. The Company believes the cash it obtained from the Business Combination and the private placement that occurred substantially concurrently with the consummation of the Business Combination (the “PIPE Investment”), are not sufficient to meet its working capital and capital expenditure requirements for a period of at least twelve months from the date of the issuance of these financial statements. As a result of the

Company’s history of losses and negative cash flows from operations, and because its plans to obtain additional capital have not been completed at the time of the issuance of these consolidated financial statements, substantial doubt exists about the Company’s ability to continue as a going concern within one year after the date that these consolidated financial statements are issued. The Company expects to generate additional cash to fund its growth through future debt or equity transactions; however, there can be no assurance that the Company will be able to obtain other debt or equity financing on terms acceptable to the Company, if at all. Failure to secure additional funding may require the Company to modify, delay, or abandon some of its planned future expansion or development, or to otherwise enact operating cost reductions available to management, which could have a material adverse effect on the Company’s business, operating results, financial condition, and ability to achieve its intended business objectives. The Company has concluded that management’s plans do not alleviate substantial doubt about the Company’s ability to continue as a going concern.
The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty.

ECP Environmental Growth Opportunities Corp
Description of Organization and Business Operations
Note 1—Description of Organization and Business Operations
Fast Radius, Inc. (f/k/a ECP Environmental Growth Opportunities Corp.) (the “Company”) was formed as a Delaware corporation on October 29, 2020. The

Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization, or similar business combination with one or more businesses (“Business Combination”). ENNV Merger Sub, Inc. (“Merger Sub”) was a wholly owned subsidiary of the Company formed as a Delaware corporation on June 24, 2021.
As of December 31, 2021, the Company had not commenced any operations. All activity through December 31, 2021 relates to the Company’s formation and the initial public offering (the “Initial Public Offering”), which is described below. The Company has selected December 31 as its fiscal year end.
On February 11, 2021, the Company consummated its Initial Public Offering of 34,500,000 units (the “Units”), including 4,500,000 Units sold pursuant to the full exercise of the underwriters’ option to purchase additional Units to cover over-allotments. The Units were sold at a price of $10.00 per unit, generating gross proceeds to the Company of $345,000,000, which is described in Note 3.
Simultaneously with the closing of the Initial Public Offering, the Company completed two private sales of an aggregate 6,266,667 warrants (the “Private Placement Warrants”) at a purchase price of $1.50 per Private Placement Warrant (the “Private Placements”), to ENNV Holdings, LLC (the “Sponsor”) and Goldman Sachs Asset Management, L.P. (“GSAM”), in its capacity as investment adviser on behalf of its clients (the “GSAM Client Accounts”), generating aggregate gross proceeds to the Company of $9,400,000, which is described in Note 3.
Offering costs consist of legal, accounting, underwriting and other costs incurred through the consolidated balance sheet date that are directly related to the Initial Public Offering. Upon the completion of the Initial Public Offering, offering costs totaling $19,627,069 were allocated between the carrying value of Class A common stock ($18,876,326) and other expenses ($750,743) based on the fair value of warrant liabilities relative to the Initial Public Offering proceeds recognized in temporary equity.
Following the closing of the Initial Public Offering on February 11, 2021, an amount of $345,000,000 ($10.00 per Unit) comprised of $338,100,000 of the proceeds from the Initial Public Offering, including $12,075,000 of the underwriters’ deferred discount, and $6,900,000 of the proceeds from the Private Placements were placed in a U.S.-based trust account at Morgan Stanley Smith Barney LLC maintained by American Stock Transfer & Trust Company, LLC, acting as trustee. Except with respect to interest earned on the funds in the trust account that may be released to the Company to pay its franchise and income taxes and expenses relating to the administration of the trust account, the proceeds from the Initial Public Offering and the Private Placements held in the trust account will not be released until the earliest of (a) the completion of the Company’s initial Business Combination, (b) the redemption of any public shares properly tendered in connection with a stockholder vote to amend the Company’s Amended and Restated Certificate of Incorporation (i) to modify the substance or timing of its obligation to redeem 100% of its public shares if the Company does not complete its initial Business Combination within 24 months from the closing of the Initial Public Offering or (ii) with respect to any other provisions relating to stockholders’ rights or pre-initial
Business Combination activity, and (c) the redemption of all of the Company’s public shares if it is unable to complete its Business Combination within 24 months from the closing of the Initial Public Offering, subject to applicable law.
On July 18, 2021, the Company entered into an Agreement and Plan of Merger (as amended, the “Merger Agreement”) by and among the Company, Merger Sub, and Fast Radius Operations, Inc., a Delaware corporation (f/k/a Fast Radius, Inc.) (“Legacy Fast Radius”), pursuant to which Merger Sub agreed to merge with and into
Legacy Fast Radius, with Legacy Fast Radius surviving such merger as a wholly owned subsidiary of the Company (the “Merger” and, together with the other transactions contemplated by the Merger Agreement, the “Business Combination”). At the closing of the Merger (the “Closing”), the Company was renamed “Fast Radius, Inc.” The Business Combination was completed on February 4, 2022.
Subject to the terms of the Merger Agreement, the aggregate merger consideration with respect to all holders of Fast Radius securities outstanding immediately prior to the Closing, which will be issued in the form of shares or equity awards relating to shares of Class A common stock, will equal 75,000,000 shares of Class A common stock at a deemed value of $10.00 per share (the “Aggregate Merger Consideration”).
The Aggregate Merger Consideration was issued to holders of Legacy Fast Radius securities at the Closing in accordance with the Merger Agreement, except that the issuance to holders of Legacy Fast Radius capital stock and Vested RSUs (as defined in the Merger Agreement) of a portion of the Aggregate Merger Consideration in an amount equal to 10,000,000
shares of Class A common stock (the “Fast Radius Earn Out Shares”) is subject to the satisfaction of certain price targets set forth in the Merger Agreement during the five-year

period following the Closing (the “Earn Out Period”), which price targets are based upon (i) the daily volume-weighted average sale price of shares of Class A common stock quoted on The Nasdaq Capital Market (“NASDAQ”), or the exchange on which the shares of Class A common stock are then traded, for any 20 trading days within any 30 consecutive trading day period within the Earn Out Period or (ii) the per share consideration received in connection with the occurrence of certain change of control events of the combined company following Closing specified in the Merger Agreement (any such event, an “Acquiror Sale”). In the event of an Acquiror Sale in which the per share consideration received is less than a price target set forth in the Merger Agreement that has not previously occurred, the applicable provisions of the Merger Agreement will terminate and no Fast Radius Earn Out Shares will be issuable thereunder with respect to such price target in connection with or following completion of such Acquiror Sale. The Fast Radius Earn Out Shares will be issuable in two equal tranches of 5,000,000 shares of Class A common stock at the time that the Class A common stock reaches a value, as calculated above, of $15.00 and $20.00
, respectively, and will be allocated among the applicable holders of Legacy Fast Radius capital stock and Vested RSUs on a pro rata basis in accordance with the Merger Agreement.
On December 26, 2021, the Company, Merger Sub and Legacy Fast Radius entered into an amendment to the Merger Agreement to, among other things, require the affirmative vote of holders of a majority of the shares of Class A common stock then outstanding, voting separately as a single class, for the approval of the Amendment Proposal (as defined in the Merger Agreement).
In connection with the Closing, the shares (the “Founder Shares”) of Class B common stock issued prior to the Company’s initial public offering that were held by the Sponsor, the Company’s independent directors at the time and GSAM automatically converted into shares of Class A common stock on a one-for-one
basis (the “Converted Shares”)
. 10
% of the Converted Shares held by the Sponsor (the “Sponsor Earn Out Shares”) are subject to vesting upon the satisfaction of certain price targets set forth in the sponsor support agreement the Company entered into with the Sponsor and its independent directors concurrently with the execution of the Merger Agreement (the “Sponsor Support Agreement”) during the Earn Out Period, which price targets are based upon the (i) the daily volume-weighted average sale price of shares of Class A common stock quoted on NASDAQ, or the exchange on which the shares of Class A common stock are then traded, for any 20 trading days within any 30 consecutive trading day period within the Earn Out Period or (ii) the per share consideration received in connection with an Acquiror Sale. In the event of an Acquiror Sale in which the per share consideration received is less than a price target set forth in the above that has not previously occurred, the applicable provisions of the Sponsor Support Agreement will terminate and no Sponsor Earn Out Shares will be issuable thereunder with respect to such price target in connection with or following completion of such Acquiror Sale. The Sponsor Earn Out Shares will vest in two equal tranches of 407,000 shares of Class A common stock at the time that the Class A common stock reaches a value, as calculated above, of $15.00 and $20.00, respectively.
In connection with the execution of the Merger Agreement, the Company entered into subscription agreements (collectively, the “Subscription Agreements”) with certain investors, including the Sponsor
(collectively, the “PIPE Investors”), pursuant
to which the PIPE Investors agreed to subscribe for and purchase, and the Company agreed to issue and sell to the PIPE Investors, an aggregate of 7,500,000 shares of Class A common stock (1,000,000
shares of which
will be
issued and sold to the Sponsor in its capacity as a PIPE Investor) for a purchase price of
$10.00 per share, or an aggregate of $75,000,000, in a private placement (the “PIPE Investment”). The closing of the PIPE Investment occurred substantially concurrently with the consummation of the Business Combination. The shares of Class A common stock issued pursuant to the Subscription Agreements were not registered under the Securities Act and were issued in reliance upon the exemption provided under Section 4(a)(2) of the Securities Act.
On January 20, 2022, ECP Environmental Growth Opportunities Corp. (“ENNV”), ENNV Holdings, LLC (the “Sponsor”) and Goldman Sachs Asset Management, L.P., in its capacity as investment adviser on behalf of its clients (“GSAM”), entered into a side letter (the “Side Letter”) to that certain forward purchase agreement, dated as of January 24, 2021, by and among ENNV, Sponsor and GSAM, as amended by that certain First Amendment to Forward Purchase Agreement dated as of January 31, 2021, and that certain Letter Agreement, dated as of July 18, 2021 (as so amended, the “Forward Purchase Agreement”). As previously disclosed, pursuant to the Forward Purchase Agreement, GSAM irrevocably consented to purchase twenty-five million dollars ($25,000,000) of units (“Forward Purchase Units”), each consisting of one share of Class A common stock, par value $0.0001 per share, of ENNV (“Class A Common Stock”) and one-quarter of one redeemable warrant (“Forward Purchase Warrant”), each whole redeemable warrant of which is exercisable to purchase one share of Class A Common Stock at an exercise price of $11.50 per share, in connection with the closing of ENNV’s previously announced Business Combination with Fast Radius, Inc. (the “Closing”). Pursuant to the Side Letter, if GSAM acquires any shares of Class A Common Stock (i) on or after the date of the Side Letter but prior to 4:00 p.m. New York City time on January 25, 2022 (the “Cutoff Time”) and does not exercise any right to redeem such shares in connection with ENNV’s redemption of Class A Common Stock in accordance with ENNV’s organizational documents in connection with the Closing (the “Redemption”) (and, if necessary to revoke any prior redemption elections made with respect to such shares, does so effectuate such revocation) or (ii) on or after the Cutoff Time but prior to February 1, 2022 and delivers evidence reasonably satisfactory to ENNV that (a) the stockholder from whom such shares were acquired had, prior to such acquisition, validly elected to redeem such shares in connection with the Redemption and (b) such stockholder or GSAM, as applicable, has, prior to Closing, validly revoked such election to redeem such shares in connection with the Redemption (such shares of Class A Common Stock described in clauses (i) and (ii), the “Eligible Shares”), and, in each case, does not transfer such Eligible Shares prior to the date of the Closing (the “Closing Date”), then such Eligible Shares shall be “Non-Redeemed Shares,” and the number of Forward Purchase Units GSAM is obligated to purchase under the Forward Purchase Agreement will be reduced by the number of Non-Redeemed Shares.
Notwithstanding any such reduction in the number of Forward Purchase Units that GSAM is obligated to purchase under the Forward Purchase Agreement, upon consummation of the sale of such Forward Purchase Units, ENNV shall issue to GSAM a number of redeemable warrants, each of which is exercisable to purchase one share of Class A Common Stock at an exercise price of $11.50 per share, which warrants shall have the same terms as ENNV’s private placement warrants (the “Additional Warrants”), such that GSAM shall receive 625,000 Forward Purchase Warrants and Additional Warrants in the aggregate. Pursuant to the merger agreement, dated as of July 18, 2021 and amended on December 26, 2021 (the “Merger Agreement”), Fast Radius is required to provide its consent in order for ENNV to take certain actions under the Merger Agreement, including but not limited to, making amendments to the Forward Purchase Agreement. Fast Radius has provided its consent under the Merger Agreement for ENNV to enter into the Side Letter.
On February 4, 2022, the Company completed its Business Combination with Legacy Fast Radius, resulting in Legacy Fast Radius surviving as a wholly owned subsidiary of the Company, and the Company being renamed “Fast Radius, Inc.” The underwriters of the ENNV IPO were entitled to a deferred fee of $0.35 per Unit, or $12,075,000 in the aggregate in connection with the Closing, irrespective of the amount of redemptions by the public stockholders. Approximately 91% of the Company’s outstanding shares were redeemed, as shareholders redeemed 31,512,573 Public Shares in connection with the Business Combination. As a result, approximately
$
315.1

million was paid out of the Trust Account to shareholders in connection with these redemptions, leaving $29.9 million remaining in the Trust Account. As a result, the underwriters agreed to forfeit $7,046,415 of underwriting
fees. The Company has since paid the underwriters
$1,257,146 of the remaining $5,028,585 of underwriting fees due upon the consummation of the Business
Combination and deferred the remaining $3,771,439 to a later date.
The Company’s management prior to the Business Combination had broad discretion with respect to the specific application of the net proceeds of its Initial Public Offering and the sale of Private Placement Warrants, although substantially all of the net proceeds were intended to be applied generally toward consummating a Business Combination. The Company’s initial Business Combination must have been with one or more operating businesses or assets that together had an aggregate fair market value equal to at least 80%
of the net assets held in the Trust Account (as defined below) (excluding the deferred underwriting commissions and taxes payable on the interest earned on the Trust Account) at the time the Company signed a definitive agreement in connection with the initial Business Combination. However, the Company could only complete a Business Combination if the post-transaction company owns or acquire
s 50%
or more of the outstanding voting securities of the target or otherwise is not required to register as an investment company under the Investment Company Act 1940, as amended, or the Investment Company Act. Upon the closing of the Initial Public Offering, an amount equal to at least
$10.00
per Unit sold in the Initial Public Offering, including the proceeds of the Private Placement Warrants, were held in a trust account (“Trust Account”) with the American Stock Transfer & Trust Company acting as trustee and invested in money market funds meeting certain conditions under
Rule 2a-7
promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account as described below.
The Company provided its holders of the public shares (the “Public Stockholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination in connection with a stockholder meeting called to approve the Business Combination. The decision as to whether the Company would seek stockholder approval of a Business Combination was made by the Company, solely in its discretion. The Public Stockholders were entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (
$10.00 per
share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). The per-share
amount to be distributed to Public Stockholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 5). These Public Shares were recorded at a redemption value and classified as temporary equity upon the completion of the Initial Public Offering, in accordance with Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” Each Public Stockholder could elect to redeem their Public Shares irrespective of whether they vote for or against the transaction. If the holders of the Founder Shares prior to the Initial Public Offering (the “Initial Stockholders”) agreed to vote their Founder Shares (as defined in Note 4) and any Public Shares purchased during or after the Initial Public Offering in favor of a Business Combination. In addition, the Initial Stockholders agreed to waive their redemption rights with respect to their Founder Shares and Public Shares in connection with the completion of the
Business Combination.
The Company’s Sponsor, executive officers, directors and director nominees agreed not to propose an amendment to the Company’s Amended and Restated Certificate of Incorporation that would affect the substance or timing of the Company’s obligation to provide for the redemption of its Public Shares in connection with a Business Combination or to redeem 100% of its Public Shares if the Company does not complete a Business Combination, unless the Company provides the Public Stockholders with the opportunity to redeem their Class A common stock in conjunction with any such amendment.
If the Company was unable to complete a Business Combination within 24 months from the closing of the Initial Public Offering (the “Combination Period”), the Company would (i) cease all operations except for the purpose of winding up; (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes, if any (less up to
$100,000 of
interest to pay dissolution expenses) divided by the number of the then-outstanding Public Shares, which redemption will completely extinguish Public Stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any); and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the board of directors, liquidate and dissolve, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. There would be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.
In connection with the redemption of 100% of the Company’s outstanding Public Shares for a portion of the funds held in the Trust Account, each holder would
receive a full pro rata portion of the amount then in the Trust Account, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay the Company’s taxes (less up to $100,000 of interest to pay dissolution expenses).
The Initial Stockholders agreed to waive their liquidation rights with respect to the Founder Shares if the Company failed to complete a Business Combination within the Combination Period. However, if the Initial Stockholders should acquire Public Shares in or after the Initial Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company failed to complete a Business Combination within the Combination Period. The underwriters agreed to waive their rights to their deferred underwriting commission (see Note 5) held in the Trust Account in the event the Company did not complete a Business Combination within in the Combination Period and, in such event, such amounts would be included with the funds held in the Trust Account that would be available to fund the redemption of the Company’s Public Shares.
Going Concern Consideration
As of December 31, 2021, the Company had $82,234 of cash outside of the Trust Account and a working capital deficiency of $3,359,143.
On July 30, 2021, the Company issued an unsecured promissory note (the “Note”) in the principal amount of $1,500,000 to an affiliate of the Sponsor, which may be drawn down by the Company from time to time upon written notice to the lender. The Note does not bear interest and is repayable in full upon consummation of a Business Combination. If the Company does not complete a Business Combination, the Note shall not be repaid and all amounts owed under it will be forgiven. Upon the consummation of a Business Combination, the holder of the Note (or a permitted assignee) shall have the option, but not the obligation, to convert all or a portion of the unpaid principal balance of the Note into that number of warrants to purchase one share of Class A Common Stock, $0.0001 par value per share, of the Company (the “Working Capital Warrants”) equal to the principal amount of the Note so converted divided by $1.50. The terms of the Working Capital Warrants will be identical to the terms of the warrants issued by the Company to the Sponsor in a private placement that took place simultaneously with the Company’s Initial Public Offering. The Note is subject to customary events of default, the occurrence of which automatically trigger the unpaid principal balance of the Note and all other sums payable with regard to the Note becoming immediately due and payable. As of December 31, 2021, the $499,702 drawn against the Note ha
d
 not been converted to warrants.

The Note was repaid in full on February 4, 2022, in connection with the Business Combination.
Since inception, Legacy Fast Radius has generated recurring losses which have resulted in an accumulated deficit of $123 million as of December 31, 2021. The Company expects to incur additional losses in the future as they expect to continue to make substantial investments in its business, including in the expansion of its product portfolio and in its research and development, sales and marketing teams, in addition to incurring additional costs as a result of being a public company. The Company believes the cash it obtained from the Business Combination and the private placement that occurred substantially concurrently with the consummation of the Business Combination, are not sufficient to meet its working capital and capital expenditure requirements for a period of at least twelve months from the date of these financial statements.

As a result of the above, in connection with the Company’s assessment of going concern considerations in accordance with Accounting Standards Update (“ASU”)
2014-15,
“Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that there is substantial doubt about the Company’s ability to continue as a going concern through approximately one year from the date these consolidated financial statements were issued. These consolidated financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of operations and cash flows, the specific impact is not readily determinable as of the date of the consolidated financial statements. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.